Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Schedule of summarizes revenue by the company’s service
	Year ended December 31,
	2022	2021
Core Subscription Revenue	51,862,758	38,940,524
Sale of operational products recognized point in time	7,883,013	6,380,151
	59,745,771	45,320,675

Scheule of the disaggregation of revenue
	Year ended December 31,
	2022	2021
Australia	4,567,608	4,170,115
France	12,022,258	6,601,755
India	103,900	371,475
Japan	309,063	199,695
Singapore	402,747	738,226
UAE	390,767	653,298
United Kingdom	1,558,806	2,334,095
United States	39,174,040	28,998,625
Others	1,216,582	1,253,391
	59,745,771	45,320,675

Schedule of deferred revenue consists of customer billings
	Year ended December 31,
	2022	2021
Balance at beginning of the period	2,171,668	249,804
Add: Billings	8,086,620	4,553,356
Add: Acquired in business combination	—	1,874,182
Less: Revenue recognized*	(6,923,927)	(4,502,956)
Less: foreign exchange loss	13,029	(1,998)
Balance at end of the period	3,347,390	2,171,668

*        includes revenue recognized of $ 2,106,485 and $ 249,084 for the year ended December 31, 2022 and 2021, respectively that was included in the deferred revenue balance at the beginning of the period.